Per Share Data	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Per Share Data

27. Per Share Data

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2017, 2018 and 2019 is as follows:

In fiscal 2017 and 2018, the diluted EPS calculation excludes stock options for 2,697 thousand shares and 192 thousand shares, as they were antidilutive. In fiscal 2019, there were no stock options which were antidilutive.

	Millions of yen
	2017	2018	2019
Net Income attributable to ORIX Corporation shareholders	¥273,239	¥313,135	¥323,745

	Thousands of shares
	2017	2018	2019
Weighted-average shares	1,308,105	1,281,238	1,280,020
Effect of dilutive securities
Exercise of stock options	1,277	1,314	1,107

Weighted-average shares for diluted EPS computation	1,309,382	1,282,552	1,281,127

	Yen
	2017	2018	2019
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥208.88	¥244.40	¥252.92
Diluted	208.68	244.15	252.70

Note:	The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock shares to be deducted in calculation of the weighted-average shares for EPS computation (2,092,595 shares, 1,946,561 shares and 1,740,314 shares in fiscal 2017, 2018 and 2019).